Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net, consisted of the following:

	As of June 30,
	2025	2024
	USD	USD
Trademark	2,636,494	2,598,909
Less: accumulated amortization	(599,451)	(236,492)
Intangible assets, net	2,037,043	2,362,417

Schedule of Amortization Expense of Intangible Assets	Future estimated amortization expense of intangible assets is as follows:
Year	Amount
2026	359,539
2027	359,539
2028	359,539
2029	359,539
2030	359,539
Thereafter	239,348
Total	2,037,043